Earnings per Share - Schedule of EPS, Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 26,697	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 104,952	$ 96,243	$ 72,995
Weighted average common shares outstanding	57,895,783				57,886,114					57,886,114	57,886,114	57,886,114
Dilutive effect of stock based compensation	0				0
Weighted average common shares outstanding for diluted earnings per share calculation	57,895,783				57,886,114
Basic earnings per share (in dollars per share)	$ 0.46				$ 0.49					$ 1.81	$ 1.66	$ 1.26
Diluted earnings per share (in dollars per share)	$ 0.46				$ 0.49
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share	219,534				0